Fair Value (Items Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (See Note S)	$ 0.6	$ 1.2
Total assets	128.8	133.8
Derivative liabilities	0.9	1.8
Total liabilities	14.2	8.9
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (See Note S)	0	0
Total assets	13.4	7.0
Derivative liabilities	0	0.5
Total liabilities	13.3	7.6
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (See Note S)	0.6	1.2
Total assets	115.4	126.8
Derivative liabilities	0.9	1.3
Total liabilities	0.9	1.3
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets (See Note S)	0	0
Total assets	0	0
Derivative liabilities	0	0
Total liabilities	0	0
Bank time deposits with original maturities of three months or less | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	114.8	125.6
Bank time deposits with original maturities of three months or less | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Bank time deposits with original maturities of three months or less | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	114.8	125.6
Bank time deposits with original maturities of three months or less | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Diversified investments associated with the ESUP (See Note L) | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0
Diversified investments associated with the ESUP (See Note L) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	13.4	7.0
Diversified investments associated with the ESUP (See Note L) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	13.4	7.0
Diversified investments associated with the ESUP (See Note L) | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		0
Diversified investments associated with the ESUP (See Note L) | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0	0
Liabilities associated with the ESUP (See Note L) | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	13.3	7.1
Liabilities associated with the ESUP (See Note L) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	13.3	7.1
Liabilities associated with the ESUP (See Note L) | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	0	0
Liabilities associated with the ESUP (See Note L) | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	$ 0	$ 0